Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Mar. 31, 2012	Mar. 31, 2012 Property Plant and Equipment [Member]	Mar. 31, 2012 Parts and Raw Materials [Member]	Mar. 30, 2012 Korea [Member]
Commitments And Contingent Liabilities [Line Items]
Purchase commitment				¥ 1,362
Commitments outstanding		78	2,330
Commitment agreement, term end	March 2015
Commitment fee for unused availability	¥ 10,000